SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities	$ 25,665,838	¥ 178,680,435	¥ 8,569,117	¥ 80,063,278
Net cash provided by financing activities	5,068,001	35,282,416	555,382,588	68,703,310
Effect of foreign currency exchange rate changes on restricted cash	1,035,094	7,206,098	6,074,726	(13,064,824)
Net increase / (decrease) in cash and restricted cash	(35,439,152)	¥ (246,720,292)	466,436,780	79,772,815
Reconciliation of cash and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows
Cash	40,211,719				¥ 279,945,942		¥ 569,059,591
Restricted cash, current	31,838,902				221,656,071		179,262,714
Total cash and restricted cash	$ 72,050,621			281,885,525	¥ 501,602,013	$ 107,489,773	¥ 748,322,305	¥ 202,112,710
2016-18 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities			789,751
Net cash provided by financing activities				66,288,600
Effect of foreign currency exchange rate changes on restricted cash			8,583,763	(7,391,400)
Net increase / (decrease) in cash and restricted cash			¥ 9,373,514	¥ 58,897,200